Basis of Presentation and General Information - Additional Information (Detail) - USD ($)				6 Months Ended
	Jun. 21, 2023	Jun. 20, 2023	Jul. 25, 2022	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Name of the parent company				Imperial Petroleum Inc
Date of the formation of entity				Jul. 25, 2022
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash distributed by parent company			$ 5,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company	600,000	600,000
Dividend rate of the preferred shares		5.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company	2,122	2,122
Common Stock [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company			500